UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      May 31

Date of reporting period:     May 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Bond Fund

5.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 26

Trustees & officers
page 43

For more information
page 49


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income consistent
with prudent
investment risk by
investing at least
80% of its assets in a
diversified portfolio
of bonds and other
debt securities,
including corporate
bonds and U.S.
government and
agency securities.

Over the last twelve months

* Bonds posted positive results despite eight short-term interest rate increases by the Federal Reserve.

* Corporate bonds and mortgage-backed securities were the top performers, although Treasury and government bonds outperformed during the last few months of the period.

* The Fund benefited from its defensive positioning -- less interest rate sensitivity, higher credit quality and a "barbell" maturity structure.

[Bar chart with heading "John Hancock Bond Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2005." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 7.11% total return for Class A shares. The second bar represents the 6.37% total return for Class B shares. The third bar represents the 6.37% total return for Class C shares. The fourth bar represents the 7.55% total return for Class I shares and the fifth bar represents the 7.02%* total return for Class R shares. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 issuers

18%  Federal National Mortgage Assn.
12%  United States Treasury
 7%  Federal Home Loan Mortgage Corp.
 3%  Financing Corp.
 2%  Federal Home Loan Bank
 1%  Merrill Lynch Mortgage Investors, Inc.
 1%  Government National Mortgage Assn.
 1%  Ford Motor Credit Co.
 1%  Washington Mutual, Inc.
 1%  Bear Stearns Adjustable Rate Mortgage Trust

As a percentage of net assets on May 31, 2005.

BY HOWARD C. GREENE, CFA, BARRY H. EVANS, CFA AND
BENJAMIN A. MATTHEWS, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Bond Fund

Despite a series of interest rate increases by the Federal Reserve, the U.S. bond market posted solid gains during the 12 months ended May 31, 2005. In order to rein in a strong domestic economy -- which grew by 4.4% in 2004 -- and keep inflation under control in the face of soaring oil prices, the Fed raised the federal funds rate target eight times between June 2004 and May 2005. The federal funds rate increased from 1% to 3%, its highest level since October 2001.

Short-term bond yields, which are most sensitive to the Fed's interest rate moves, rose during the past year; the two-year Treasury yield climbed from 2.5% to 3.6%. More surprising, however, was the sharp decline in longer-term bond yields -- the 10-year Treasury yield fell from 4.7% to 4.0%. The rally in long-term bonds reflected a combination of increased foreign demand and a general vote of confidence in the Fed's gradual and well-choreographed sequence of rate hikes.

Thanks to the positive performance of longer-term securities, the overall bond market gained ground for the one-year period. The Lehman Brothers U.S. Aggregate Index -- a broad measure of the U.S. bond market -- returned 6.82%. Although every major fixed-income segment rallied during the period, corporate bonds posted the best results, led by lower-quality bonds. Mortgage-backed securities were also among the better performers. U.S. Treasury and government agency bonds lagged overall, but they outperformed during the last few months of the period.

"Despite a series of interest rate
 increases by the Federal Reserve,
 the U.S. bond market posted
 solid gains during the 12 months
 ended May 31, 2005."

Fund performance

For the year ended May 31, 2005, John Hancock Bond Fund's Class A, Class B, Class C, Class I and Class R shares posted total returns of 7.11%, 6.37%, 6.37%, 7.55% and 7.02%, respectively, at net asset value. This performance outpaced the 6.46% return of the average A-rated corporate debt fund, according to Lipper Inc. 1, and the 7.00% return of the Lehman Brothers Government/Credit Bond Index. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Howard Greene, Barry Evans and Ben Matthews flush right next to first paragraph.]

Portfolio theme -- defense

The primary reason the Fund outperformed both its peer group average and the Lehman index during the past year was our defensive positioning. We began lowering the portfolio's risk profile in early 2004 and continued to do so throughout the one-year period. We employed several defensive tactics: (1) reducing the portfolio's interest rate sensitivity, (2) adjusting the maturity structure of the portfolio, (3) improving the portfolio's overall credit quality, and (4) reallocating portfolio assets into securities that tend to hold up better in a rising interest rate environment.

Protecting against rising rates

A key pillar of our defensive strategy was reducing the interest rate sensitivity of the portfolio. With interest rates hovering near their lowest levels in decades and the Fed poised to raise short-term interest rates, we expected higher bond yields and moved to protect the portfolio from the negative impact of rising interest rates. As it turned out, this positioning hampered Fund performance somewhat because long-term rates unexpectedly declined during the period.

"On balance, individual security
 selection within the portfolio's cor
 porate bond holdings contributed
 favorably to performance."

Shifting the maturity structure

We also positioned the portfolio to benefit from a convergence of short-term and long-term bond yields, which typically happens when the Fed is raising rates. The strategy that produces the best returns in this environment is an emphasis on short-term and long-term bonds and minimal exposure to intermediate-term bonds. This is known as a "barbell" structure because it is light in the middle and heavy at the ends of the maturity spectrum.

This barbell strategy enhanced portfolio performance during the period as the gap between short- and long-term yields narrowed dramatically. We focused on high-quality long-term bonds, such as U.S. Treasury and higher-rated corporate securities, while our short-term bond holdings consisted primarily of lower-quality corporate bonds, floating-rate notes and adjustable-rate mortgages.

[Table at top left-hand side of page entitled "Quality distribution 2." The first listing is AAA-56%, the second is AA-3%, the third is A-6%, the fourth is BBB-19%, the fifth is BB-11% and the sixth is B-3%.]

Adding defensive bond holdings

We cut back significantly on the portfolio's corporate bond holdings during the period. Corporate bonds have outperformed the rest of the bond market since mid-2002, and we thought it prudent to take profits and trim our exposure to the corporate sector. As part of our effort to upgrade the portfolio's credit quality, many of the corporate bonds we sold were lower-rated bonds.

We replaced these corporate holdings with bonds that tend to fare better when interest rates rise. These included floating-rate notes and adjustable-rate mortgages, which reset their interest rates at regular intervals. We also added government agency securities maturing in two to three years; many of these AAA-rated bonds offered more attractive yields than corporate bonds with similar maturities.

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into five sections (from top to left): Corporate bonds 53%, U.S. agency bonds 31%, U.S. government 12%, Short-term investments & other 3% and Preferred stocks 1%.]

Security selection pays off

On balance, individual security selection within the portfolio's corporate bond holdings contributed favorably to performance. One of the best performers was XM Satellite Radio, which developed successful new products and services that helped boost subscriber growth. We also saw good results from some of our high-quality, longer-term corporate holdings, especially those issued by financial companies such as Royal Bank of Scotland, New York Life and Massachusetts Mutual Life Insurance Co.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is First Energy followed by an up arrow with the phrase "Secured bonds backed by lease payments from nuclear power plants benefited from operational improvements." The second listing is General Electric followed by an up arrow with the phrase "One of the few AAA-rated corporations saw improving profitability in many of its divisions." The third listing is Qwest followed by a down arrow with the phrase "Repeated attempts to outbid Verizon in order to acquire MCI disappointed investors."]

"...we wouldn't be surprised if bond
 yields remain in a relatively narrow
 range in the coming months."

Although the portfolio benefited from its limited exposure to the auto sector, we held a modest position in GMAC, the financing arm of General Motors, which was one of the weaker performers in the portfolio. Disappointing auto sales resulting from increased competition and higher gas prices caused GM to warn of lower earnings, and its credit rating was cut to below-investment-grade status.

[Table at bottom right-hand side of page entitled "Top 10 sectors 2." The first listing is Government U.S. agency - 31%, the second is Financials - 24%, the third is Government U.S. - 12%, the fourth is Utilities - 10%, the fifth is Telecommunication services - 5%, the sixth is Consumer discretionary - 5%, the seventh is Consumer staples - 3%, the eighth is Industrials- 3%, the ninth is Energy - 1% and the tenth is Materials - 1%.]

Outlook

The economy has decelerated from an annual growth rate of 4%--4.5% in 2004 to a more sustainable 2.5%--3.5% annualized growth rate in 2005. A Fed official recently stated that the Fed is in the "eighth inning" of its rate hike cycle, suggesting that it may hold interest rates steady during the second half of this year. As a result, we wouldn't be surprised if bond yields remain in a relatively narrow range in the coming months. Nonetheless, we intend to maintain our current defensive positioning. Rates are still low by historic standards, and we expect any meaningful move in rates to be upward.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on May 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
May 31, 2005

                  Class A      Class B      Class C      Class I 1    Class R 1
Inception date    11-9-73     11-23-93      10-1-98       9-4-01       8-5-03

Average annual returns with maximum sales charge (POP)
One year             2.27%        1.37%        5.37%        7.55%        7.02%
Five years           6.55         6.49         6.79           --           --
Ten years            6.08         5.99           --           --           --
Since inception        --           --         4.79         6.33         6.22

Cumulative total returns with maximum sales charge (POP)
One year             2.27         1.37         5.37         7.55         7.02
Five years          37.31        36.94        38.89           --           --
Ten years           80.43        78.85           --           --           --
Since inception        --           --        36.56        25.79        11.61

SEC 30-day yield as of May 31, 2005
                     3.66         3.14         3.14         4.28         4.06

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government/Credit Bond Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $19,514 as of May 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund, before sales charge, and is equal to $18,899 as of May 31, 2005. The third line represents the same hypothetical $10,000 investment made in the John Hancock Bond Fund, after sales charge, and is equal to $18,043 as of May 31, 2005.]

                            Class B 1    Class C 1    Class I 2    Class R  2
Period beginning            5-31-95      10-1-98       9-4-01       8-5-03
Bond Fund                   $17,885      $13,656      $12,579      $11,161
Index                        19,514       14,608       12,591       11,046


Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of May 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005.

Account value                           Expenses paid
$1,000.00          Ending value         during period
on 11-30-04          on 5-31-05         ended 5-31-05 1

Class A               $1,028.50                 $5.07
Class B                1,025.00                  8.61
Class C                1,025.00                  8.61
Class I                1,030.40                  3.35
Class R                1,028.10                  5.58

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00          Ending value         during period
on 11-30-04          on 5-31-05         ended 5-31-05 1

Class A               $1,019.90                 $5.05
Class B                1,016.40                  8.57
Class C                1,016.40                  8.57
Class I                1,021.63                  3.34
Class R                1,019.43                  5.55

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.71%, 1.71%, 0.66% and 1.10% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2005

This schedule is divided into four main categories: bonds, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Bonds 52.84%                                                                                                  $620,573,367
(Cost $612,732,738)

Agricultural Products 0.67%                                                                                      7,894,352
Chaoda Modern Agriculture Holdings Ltd.,
Gtd Sr Note (Cayman Islands) (S)                             7.750%     02-08-10      BB              $535         494,875
Corn Products International, Inc.,
Sr Note                                                      8.450      08-15-09      BBB-           6,565       7,399,477

Airlines 0.59%                                                                                                   6,962,001
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                                    6.545      02-02-19      A-             1,635       1,619,216
Pass Thru Ctf Ser 2000-2 Class A-1                           7.707      04-02-21      BBB            1,943       1,915,624
Pass Thru Ctf Ser 2001-1 Class C                             7.033      06-15-11      BB-            2,265       1,864,547
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)                       10.910      08-15-14      D              5,800          29,000
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1D                                    8.970      01-02-15      CCC+           2,463       1,533,614

Broadcasting & Cable TV 1.39%                                                                                   16,283,122
British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)                                    7.300      10-15-06      BBB-           2,350       2,449,877
Continental Cablevision, Inc.,
Deb                                                          9.500      08-01-13      BBB            3,280       3,464,188
Innova S. de R.L.,
Note (Mexico)                                                9.375      09-19-13      B+             1,635       1,814,850
Shaw Communications, Inc.,
Sr Note (Canada)                                             8.250      04-11-10      BB+            1,560       1,716,000
TCI Communications, Inc.,
Deb                                                          9.800      02-01-12      BBB            2,550       3,254,124
XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05
then 14.000%) (O)                                             Zero      12-31-09      CCC+           1,895       1,938,005
Sr Sec Note                                                 12.000      06-15-10      CCC+           1,473       1,646,078

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Casinos & Gaming 0.84%                                                                                          $9,883,034
Harrah's Operating Co., Inc.,
Sr Note                                                      7.125%     06-01-07      BBB-          $2,940       3,082,781
Jacob's Entertainment,
Sec Note (B)(S)                                             11.875      02-01-09      B              3,235       3,558,500
Mohegan Tribal Gaming Auth.,
Sr Sub Note                                                  7.125      08-15-14      B+             1,050       1,072,313
MTR Gaming Group, Inc.,
Sr Note Ser B                                                9.750      04-01-10      B+             1,120       1,215,200
Waterford Gaming LLC,
Sr Note (S)                                                  8.625      09-15-12      B+               896         954,240

Commodity Chemicals 0.30%                                                                                        3,520,549
RPM International, Inc.,
Sr Note                                                      6.250      12-15-13      BBB            3,305       3,520,549

Computer Hardware 0.15%                                                                                          1,804,785
Activant Solutions, Inc.,
Sr Floating Rate Note (P)(S)                                 9.090      04-01-10      B+               500         507,500
Pioneer-Standard Electronics, Inc.,
Sr Note                                                      9.500      08-01-06      BB-            1,235       1,297,285

Consumer Finance 2.31%                                                                                          27,112,353
Capital One Financial Corp.,
Note (L)                                                     7.250      05-01-06      BBB-           1,940       1,995,759
CIT Group, Inc.,
Sr Note                                                      5.000      02-13-14      A              3,360       3,380,651
Ford Motor Credit Co.,
Note (L)                                                     6.500      01-25-07      BB+            3,095       3,100,023
Note                                                         5.700      01-15-10      BB+            1,980       1,801,299
Floating Rate Note (P)                                       4.218      11-16-06      BB+            5,795       5,709,408
General Motors Acceptance Corp.,
Note                                                         7.250      03-02-11      BBB-           1,395       1,243,534
Household Finance Corp.,
Note                                                         6.375      10-15-11      A              1,785       1,966,178
HSBC Finance Corp.,
Sr Note (L)                                                  6.750      05-15-11      A              4,140       4,612,560
SLM Corp.,
Med Term Floating Rate Note Ser A (P)                        3.241      01-25-08      A              3,305       3,302,941

Department Stores 0.21%                                                                                          2,491,875
Penney J.C. Co., Inc.,
Deb (L)                                                      7.650      08-15-16      BB+            2,250       2,491,875

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Diversified Banks 2.87%                                                                                        $33,668,493
Bank of New York,
Cap Security (S)                                             7.780%     12-01-26      A-            $4,420       4,765,684
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to
04-15-15 then variable) (Japan) (S)                          5.506      12-01-49      Baa2           1,750       1,673,040
Citigroup, Inc.,
Sub Note                                                     5.000      09-15-14      A+             2,965       3,022,969
HSBC Bank USA, Inc.,
Sub Note                                                     5.875      11-01-34      A+             1,750       1,879,126
NB Capital Trust IV,
Gtd Cap Security                                             8.250      04-15-27      A              3,030       3,332,127
Rabobank Capital Fund II,
Perpetual Bond (5.260%
to 12-31-13 then variable) (S)                               5.260      12-29-49      AA             4,230       4,325,124
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom)                              7.648      08-29-49      A              5,105       6,454,063
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)                               8.485      12-31-49      Baa1           4,555       5,124,225
Wachovia Corp.,
Sub Note                                                     5.250      08-01-14      A-             2,970       3,092,135

Diversified Chemicals 0.21%                                                                                      2,401,200
Lyondell Chemical Co.,
Gtd Sr Sub Note (L)                                         10.875      05-01-09      B              2,320       2,401,200

Diversified Commercial Services 0.60%                                                                            7,081,288
Cendant Corp.,
Note                                                         6.875      08-15-06      BBB            3,020       3,114,595
Noble Group Ltd.,
Sr Note (Bermuda) (S)                                        6.625      03-17-15      BB+            2,295       2,104,168
Sotheby's Holdings, Inc.,
Note                                                         6.875      02-01-09      BB-            1,835       1,862,525

Diversified Financial Services (Other) 0.62%                                                                     7,236,426
General Electric Capital Corp.,
Med Term Note Ser A                                          2.970      07-26-06      AAA            2,605       2,579,661
Glencore Funding LLC,
Gtd Note (S)                                                 6.000      04-15-14      BBB-           4,860       4,656,765

Diversified Metals & Mining 0.19%                                                                                2,210,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note                                                     10.125      02-01-10      B+             2,000       2,210,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Electric Utilities 7.64%                                                                                       $89,775,543
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A (L)                                 9.000%     01-02-17      BB+           $3,813       4,370,845
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                    9.000      06-01-17      BB+            6,799       8,197,418
BVPS II Funding Corp.,
Collateralized Lease Bond                                    8.890      06-01-17      BB+            6,607       8,008,873
DTE Energy Co.,
Sr Note                                                      6.450      06-01-06      BBB-           2,855       2,918,375
Duke Energy Corp.,
Note                                                         7.000      10-15-06      BBB-           1,225       1,264,771
East Coast Power LLC,
Sr Sec Note Ser B                                            7.066      03-31-12      BBB-           3,062       3,250,962
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                      8.625      04-30-13      BBB-           1,967       2,187,016
Entergy Gulf States,
1st Mtg Note                                                 5.700      06-01-15      BBB+           1,430       1,440,824
HQI Transelect Chile S.A.,
Sr Note (Chile)                                              7.875      04-15-11      A-             3,235       3,701,513
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9                                         9.260      12-15-10      BB+            1,679       1,858,396
IPALCO Enterprises, Inc.,
Sr Sec Note                                                  8.625      11-14-11      BB-            3,000       3,360,000
Kansas Gas & Electric Co.,
Deb                                                          8.290      03-29-16      BB-            3,655       3,771,880
Midland Funding Corp. II,
Lease Oblig Bond Ser A (L)                                  11.750      07-23-05      BB-            4,892       4,937,040
Lease Oblig Bond Ser B                                      13.250      07-23-06      BB-            3,790       4,041,235
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                                     9.625      11-15-09      BBB            2,445       2,805,964
Pinnacle West Energy Corp.,
Floating Rate Note (P)(S)                                    3.630      04-01-07      BBB-           2,230       2,229,480
PNPP II Funding Corp.,
Deb                                                          9.120      05-30-16      BB+            4,091       4,919,918
PSE&G Energy Holdings LLC,
Sr Note                                                      7.750      04-16-07      BB-            2,360       2,430,800
System Energy Resources, Inc.,
Sec Bond (S)                                                 5.129      01-15-14      BBB            3,429       3,409,502
Texas-New Mexico Power Co.,
Sr Note                                                      6.125      06-01-08      BBB            3,135       3,202,117
TNP Enterprises, Inc.,
Sr Sub Note Ser B                                           10.250      04-01-10      Ba3            1,620       1,705,050

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Electric Utilities (continued)
TransAlta Corp.,
Note (Canada)                                                5.750%     12-15-13      BBB-          $3,295      $3,451,839
TXU Australia Holdings, L.P.,
Sr Note (Australia)                                          6.750      12-01-06      A-             1,650       1,708,027
TXU Corp.,
Note (S)                                                     6.500      11-15-24      BBB-           3,105       3,006,137
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                    8.090      01-02-17      BBB-           5,053       5,613,768
Westar Energy, Inc.,
1st Mtg Bond                                                 5.950      01-01-35      BBB-           1,915       1,983,793

Electrical Components & Equipment 0.38%                                                                          4,484,998
AMETEK, Inc.,
Sr Note                                                      7.200      07-15-08      BBB            4,175       4,484,998

Food Retail 0.69%                                                                                                8,127,780
Ahold Finance USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1 (L)                            7.820      01-02-20      BB             2,343       2,460,666
Gtd Sr Note                                                  6.875      05-01-29      BB-            1,240       1,153,200
Delhaize America, Inc.,
Gtd Note                                                     9.000      04-15-31      BB+            1,575       1,895,314
Food Lion, Inc.,
Note                                                         8.730      08-30-06      BB+            2,500       2,618,600

Forest Products 0.14%                                                                                            1,622,381
Weyerhaeuser Co.,
Deb                                                          7.125      07-15-23      BBB            1,460       1,622,381

Gas Utilities 0.54%                                                                                              6,273,405
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B                                      7.670      11-08-16      B              2,600       2,450,500
Energy Transfer Partners,
Sr Note (G)(S)                                               5.950      02-01-15      BBB-           1,800       1,802,412
NorAm Energy Corp.,
Deb                                                          6.500      02-01-08      BBB            1,925       2,020,493

Health Care Facilities 0.32%                                                                                     3,803,291
HCA, Inc.,
Note                                                         9.000      12-15-14      BB+            1,572       1,835,032
Manor Care, Inc.,
Gtd Note                                                     6.250      05-01-13      BBB            1,855       1,968,259

Health Care Services 0.40%                                                                                       4,740,027
Caremark Rx, Inc.,
Sr Note                                                      7.375      10-01-06      BBB-           2,210       2,286,603
Wellpoint Health Network,
Note                                                         6.375      01-15-12      BBB+           2,233       2,453,424

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Hotels, Resorts & Cruise Lines 0.75%                                                                            $8,773,036
Hyatt Equities LLC,
Note (S)                                                     6.875%     06-15-07      BBB           $3,130       3,238,949
Meditrust,
Med Term Note                                                7.300      01-16-06      BB-            1,945       1,968,924
Note                                                         7.000      08-15-07      BB-            1,500       1,537,500
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note                                                      7.375      05-01-07      BB+            1,945       2,027,663

Hypermarkets & Super Centers 0.11%                                                                               1,277,325
Controladora Comercial Mexicana S.A. de C.V.,
Sr Note (Mexico) (S)                                         6.625      06-01-15      BBB-           1,260       1,277,325

Industrial Conglomerates 0.73%                                                                                   8,502,616
General Electric Co.,
Note                                                         5.000      02-01-13      AAA            6,590       6,775,225
Tyco International Group S.A.,
Note (Luxembourg)                                            5.800      08-01-06      BBB            1,695       1,727,391

Industrial Machinery 0.47%                                                                                       5,488,894
Kennametal, Inc.,
Sr Note                                                      7.200      06-15-12      BBB            2,775       3,097,344
Trinity Industries, Inc.,
Pass Thru Ctf (S)                                            7.755      02-15-09      Ba1            2,253       2,391,550

Integrated Oil & Gas 0.24%                                                                                       2,861,125
Pemex Project Funding Master Trust,
Gtd Note                                                     9.125      10-13-10      BBB            2,435       2,861,125

Investment Banking & Brokerage 0.32%                                                                             3,796,450
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                                    8.375      12-29-49      A2             3,500       3,796,450

IT Consulting & Other Services 0.29%                                                                             3,448,758
NCR Corp.,
Note                                                         7.125      06-15-09      BBB-           3,175       3,448,758

Meat, Poultry & Fish 0.40%                                                                                       4,645,996
American Seafood Group LLC,
Gtd Sr Sub Note                                             10.125      04-15-10      B-               955       1,024,237
ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08,
then 11.500%) (L)(O)                                          Zero      11-01-11      B-             3,200       2,224,000
Tyson Foods, Inc.,
Note                                                         7.250      10-01-06      BBB            1,345       1,397,759

Metal & Glass Containers 0.14%                                                                                   1,683,000
BWAY Corp.,
Gtd Sr Sub Note                                             10.000      10-15-10      B-             1,650       1,683,000

See notes to
financial statements.


15


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Metals & Mining 0.14%                                                                                           $1,682,459
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)                                 6.625%     02-22-10      BB+           $1,735       1,682,459

Multi-Line Insurance 0.87%                                                                                      10,211,578
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                             7.625      11-15-23      AA             3,985       5,100,174
New York Life Insurance Co.,
Note (S)                                                     5.875      05-15-33      AA-            3,685       4,021,253
Platinum Underwriters Finance, Inc.,
Gtd Sr Note (S)                                              7.500      06-01-17      BBB            1,080       1,090,151

Multi-Media 0.96%                                                                                               11,315,905
News America Holdings, Inc.,
Gtd Sr Deb                                                   8.250      08-10-18      BBB-           3,000       3,705,432
Time Warner, Inc.,
Deb                                                          9.125      01-15-13      BBB+           6,011       7,610,473

Multi-Utilities & Unregulated Power 0.67%                                                                        7,894,907
East Coast Power LLC,
Sr Sec Note                                                  6.737      03-31-08      BBB-             241         245,579
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E                                        8.300      05-30-11      BB+              683         742,723
Sr Sec Note Ser C (L)                                        7.840      05-30-10      BB+            6,536       6,906,605

Office Services & Supplies 0.24%                                                                                 2,800,182
Office Depot, Inc.,
Note                                                         6.250      08-15-13      BBB-           2,680       2,800,182

Oil & Gas Refining & Marketing & Transportation 1.32%                                                           15,508,546
Enterprise Products Operating L.P.,
Note (S)                                                     5.000      03-01-15      BB+            8,225       7,989,699
Pennzoil-Quaker State,
Gtd Sr Note                                                 10.000      11-01-08      Aa3            7,000       7,518,847

Oil & Gas Drilling 0.13%                                                                                         1,548,033
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)                                     5.326      08-01-13      BBB-           1,554       1,548,033

Oil & Gas Exploration & Production 0.45%                                                                         5,232,311
Kerr-McGee Corp.,
Gtd Sec Note                                                 6.875      09-15-11      BB+            2,735       2,901,529
Occidental Petroleum Corp.,
Sr Deb                                                      10.125      09-15-09      BBB+           1,925       2,330,782

Packaged Foods & Meats 0.10%                                                                                     1,146,152
General Foods Corp.,
Deb                                                          7.000      06-15-11      A-             1,145       1,146,152

See notes to
financial statements.


16


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Paper Packaging 0.12%                                                                                           $1,385,325
Stone Container Corp.,
Sr Note                                                      9.750%     02-01-11      B             $1,310       1,385,325

Paper Products 0.19%                                                                                             2,260,975
Donohue Forest Products,
Gtd Sr Note (Canada)                                         7.625      05-15-07      BB-            1,000       1,000,000
MDP Acquisitions Plc,
Sr Note (Ireland)                                            9.625      10-01-12      B-             1,290       1,260,975

Pharmaceuticals 0.32%                                                                                            3,787,128
Medco Health Solutions, Inc.,
Sr Note                                                      7.250      08-15-13      BBB            3,380       3,787,128

Property & Casualty Insurance 0.78%                                                                              9,138,859
Markel Corp.,
Sr Note                                                      7.350      08-15-34      BBB-           2,380       2,627,080
Ohio Casualty Corp.,
Note                                                         7.300      06-15-14      BB             1,700       1,851,059
St. Paul Travelers,
Note                                                         5.010      08-16-07      BBB+           2,935       2,975,368
URC Holdings Corp.,
Sr Note (S)                                                  7.875      06-30-06      AA-            1,630       1,685,352

Real Estate Investment Trusts 1.50%                                                                             17,631,999
American Health Properties, Inc.,
Note                                                         7.500      01-15-07      BBB+           2,380       2,477,044
Duke Realty Corp.,
Floating Rate Note (P)                                       3.310      12-22-06      BBB+           3,545       3,546,609
Healthcare Realty Trust, Inc.,
Sr Note                                                      8.125      05-01-11      BBB-           2,515       2,879,927
iStar Financial, Inc.,
Sr Note                                                      7.000      03-15-08      BBB-           2,110       2,242,913
ProLogis Trust,
Note                                                         7.050      07-15-06      BBB+           1,745       1,795,212
Spieker Properties, Inc.,
Note                                                         7.125      12-01-06      BBB+           4,490       4,690,294

Real Estate Management & Development 0.20%                                                                       2,296,738
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.640% to
09-30-07 then variable) (S)                                  7.640      12-29-49      A              2,140       2,296,738

Regional Banks 0.77%                                                                                             9,113,393
Colonial Bank,
Sub Note                                                     9.375      06-01-11      BBB-           1,710       2,036,771
Key Bank N.A.,
Sub Note                                                     5.800      07-01-14      A-             2,215       2,369,463

See notes to
financial statements.


17


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Regional Banks (continued)
U.S. Bancorp.,
Gtd Cap Security                                             8.090%     11-15-26      A-            $1,330      $1,468,050
Wachovia Capital Trust II,
Gtd Floating Rate Cap Security (P)                           3.641      01-15-27      BBB+           3,365       3,239,109

Soft Drinks 0.14%                                                                                                1,678,256
Panamerican Beverages, Inc.,
Sr Note (Panama)                                             7.250      07-01-09      BBB            1,545       1,678,256

Specialized Finance 1.26%                                                                                       14,764,505
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)                                5.068      02-15-12      Baa3           2,285       2,284,029
Citibank Credit Card Issuance Trust,
Pass Thru Ctf Ser 2003-C3 Class C3                           4.450      04-07-10      BBB            1,685       1,690,827
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B                                           7.990      12-30-11      BB             3,751       3,990,741
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                             5.098      01-15-34      BBB            3,270       3,237,366
Sub Bond Ser 2004-2A Class D (S)                             5.093      12-15-14      Baa2           1,820       1,789,288
Humpuss Funding Corp.,
Note (S)                                                     7.720      12-15-09      B2             1,827       1,772,254

Specialty Chemicals 0.05%                                                                                          625,275
NOVA Chemicals Ltd.,
Note (Canada)                                                7.875      09-15-25      BB+              630         625,275

Telecommunication Services 3.61%                                                                                42,367,680
AT&T Corp.,
Med Term Note                                                8.350      05-15-25      BB+            2,870       2,970,450
Sr Note                                                      9.750      11-15-31      BB+            1,385       1,758,950
Sr Note                                                      9.050      11-15-11      BB+            1,004       1,153,345
Cox Communications, Inc.,
Floating Rate Note (P)                                       3.550      12-14-07      BBB-           1,460       1,467,834
Intelsat Bermuda Ltd.,
Floating Rate Sr Note (Bermuda) (L)(P)(S)                    7.805      01-15-12      B+             1,000       1,015,000
Qwest Capital Funding, Inc.,
Gtd Note                                                     7.750      08-15-06      B              2,525       2,556,563
Qwest Corp.,
Note (S)                                                     9.125      03-15-12      BB-            2,015       2,186,275
SBC Communications, Inc.,
Bond                                                         6.450      06-15-34      A                775         858,545
Note                                                         6.150      09-15-34      A                830         886,882
Sprint Capital Corp.,
Note                                                         7.125      01-30-06      BBB-           5,325       5,432,080
Note                                                         6.875      11-15-28      BBB-           1,725       1,956,895

See notes to
financial statements.


18


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Telecommunication Services (continued)
Telecom de Puerto Rico,
Sr Sub Note (Puerto Rico)                                    6.650%     05-15-06      BBB+          $4,750      $4,855,080
Telecom Italia Capital,
Gtd Note (Luxembourg) (L)(S)                                 6.000      09-30-34      BBB+           3,220       3,265,692
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico)                                             8.250      01-26-06      BBB            5,840       6,010,919
Verizon Florida, Inc.,
Sr Deb Ser F                                                 6.125      01-15-13      A+             3,075       3,270,481
Verizon Pennsylvania, Inc.,
Note Ser A                                                   5.650      11-15-11      A+             2,605       2,722,689

Telecommunications Equipment 0.54%                                                                               6,339,965
Corning, Inc.,
Deb                                                          7.000      03-15-07      BB+            1,920       1,920,000
Med Term Note                                                8.300      04-04-25      Ba2            4,230       4,419,965

Thrifts & Mortgage Finance 11.81%                                                                              138,687,088
Bank of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-C
Class 2A1 (P)                                                4.733      04-25-35      AAA            5,358       5,368,932
Bear Stearns Adjustable Rate
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2003-9
Class 3A2 (P)                                                5.026      02-25-34      AAA            2,886       2,901,203
Mtg Pass Thru Ctf Ser 2004-10
Class 12A3 (P)                                               4.732      01-25-35      AAA            7,037       7,068,689
Bear Stearns ALT-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2                        5.424      04-25-35      AA+            2,034       2,069,768
Centex Home Equity Loan Trust,
Asset Backed Ctf Ser 2004-A Class AF-4                       4.510      08-25-32      AAA            4,550       4,560,880
Chaseflex Trust,
Asset Backed Ctf Ser 2005-2 Class 4A1                        5.000      05-25-20      AAA            5,865       5,951,215
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2004-UST1
Class A4 (P)                                                 4.387      08-25-34      AAA            3,301       3,272,051
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5                           8.100      08-15-25      AAA              894         942,051
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf
Ser 2004-24CB Class 1A1                                      6.000      11-25-34      AAA            5,523       5,639,120
Asset Backed Pass Thru Ctf Ser 2005-J1
Class 3A1 (M)                                                6.500      08-25-32      AAA            3,371       3,428,539

See notes to
financial statements.


19


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Thrifts & Mortgage Finance (continued)
Countrywide Home Loans Servicing L.P.,
Asset Backed Pass Thru Ctf Ser 2005-6
Class 2A1                                                    5.500%     04-25-35      Aaa           $3,550      $3,595,775
Credit-Based Asset Servicing and
Securitization LLC,
Mtg Ln Asset Backed Ctf Ser 2004-CB4
Class A3                                                     4.632      05-25-35      AAA            2,670       2,683,814
Doral Financial Corp.,
Floating Rate Note (Puerto Rico) (P)                         3.975      07-20-07      BBB-           6,100       5,652,107
First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)                                                 5.265      12-25-34      AA             1,443       1,456,414
Greenwich Capital Commercial
Funding Corp.,
Commercial Mtg Pass Thru Ctf
Ser 2003-C1 Class A-4                                        4.111      07-05-35      AAA            2,335       2,269,561
Commercial Mtg Pass Thru Ctf
Ser 2003-C2 Class A-2                                        4.022      01-05-36      AAA            3,495       3,460,887
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)                                              4.379      08-25-34      AA             3,232       3,201,448
Impac Secured Assets Corp.,
Mtg Pass Thru Ctf Ser 2004-1 Class A3                        3.710      03-25-34      AAA            3,675       3,654,123
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13
Class B1                                                     5.296      01-25-35      AA             2,183       2,205,027
Asset Backed Ctf Ser 2005-AR5
Class B1                                                     5.461      05-25-35      AA             2,362       2,422,637
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2004-A2
Class 2A2                                                    4.070      05-25-34      AAA            5,046       4,967,487
Mtg Pass Thru Ctf Ser 2005-A2
Class 1A1                                                    4.778      04-25-35      AAA            5,695       5,714,184
LB-UBS Commercial Mortgage Trust,
Commercial Mtg Pass Thru Ctf
Ser 2003-C3 Class A4                                         4.166      05-15-32      AAA            3,995       3,889,288
Merrill Lynch Mortgage Investors, Inc.,
Asset Backed Ctf Ser 2005-A2 Class A2                        4.509      02-25-35      AAA            7,418       7,424,486
MLCC Mortgage Investors, Inc.,
Asset Backed Ctf Ser 2004-1
Class 2A1 (P)                                                4.774      12-25-34      Aaa            3,862       3,877,415
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1                        4.378      05-25-35      AAA            1,464       1,448,548

See notes to
financial statements.


20


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Thrifts & Mortgage Finance (continued)
Renaissance Home Equity Loan Trust,
Asset Backed Ctf Ser 2004-4 Class AF2                        3.856%     02-25-35      AAA           $5,855      $5,818,138
Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf Ser 2003-RS10
Class AI-5                                                   4.910      01-25-31      AAA            4,595       4,612,861
Mtg Pass Thru Ctf Ser 2004-RS7
Class AI-2                                                   4.000      09-25-25      AAA            4,395       4,384,877
Specialty Underwriting & Residential Finance Trust,
Mtg Loan Asset Backed Ctf Ser 2003
BC4 Class A3B                                                4.788      11-25-34      AAA            5,209       5,231,894
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2004-AR14
Class A1                                                     4.283      01-25-35      AAA            6,623       6,623,559
Floating Rate Note (P)                                       3.441      01-15-10      A-             3,355       3,359,593
Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2004-Z
Class 2A1 (P)                                                4.605      12-25-34      AAA            3,797       3,802,034
Mtg Pass Thru Ctf Ser 2005-AR2
Class 3A1                                                    4.968      03-25-35      Aaa            5,663       5,728,483

Tobacco 0.54%                                                                                                    6,291,590
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                      10.625      09-01-08      B              1,355       1,419,362
Phillip Morris Co., Inc.,
Note                                                         6.950      06-01-06      BBB            4,745       4,872,228

Trucking 0.45%                                                                                                   5,229,858
ERAC USA Finance Co.,
Note (S)                                                     7.950      12-15-09      BBB+           1,985       2,248,159
Hertz Corp.,
Note                                                         4.700      10-02-06      BBB-           2,995       2,981,699

Utilities Other 0.26%                                                                                            3,068,699
Magellan Midstream Partners, L.P.,
Note                                                         6.450      06-01-14      BBB            2,800       3,068,699

Wireless Telecommunication Services 0.91%                                                                       10,711,858
AT&T Wireless Services , Inc.,
Sr Note (L)                                                  8.125      05-01-12      A              1,700       2,033,887
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class A (N)                             4.643      06-15-35      Aaa            2,670       2,679,178
Sub Bond Ser 2005-1A Class D (N)                             5.612      06-15-35      Baa2           1,400       1,404,812
Nextel Communications, Inc.,
Sr Note (L)                                                  5.950      03-15-14      BB             3,000       3,067,500
Rogers Wireless, Inc.,
Sr Sub Note (Canada) (L)                                     8.000      12-15-12      B+             1,435       1,526,481

See notes to
financial statements.


21


FINANCIAL STATEMENTS

                                                                                       Credit
Issuer, description                                                                   rating (A)    Shares           Value
Preferred stocks 0.53%                                                                                          $6,230,519
(Cost $6,194,825)

Agricultural Products 0.22%                                                                                      2,628,719
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                       BB+           30,500       2,628,719

Electric Utilities 0.31%                                                                                         3,601,800
TNP Enterprises, Inc., 14.50%, Ser D                                                  B+            3,105        3,601,800

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
U.S. government and agencies securities 43.15%                                                                $506,825,216
(Cost $491,747,147)

Government U.S. 11.65%                                                                                         136,896,726
United States Treasury,
Bond (L)                                                     6.250%     08-15-23      AAA          $14,440      17,790,528
Bond (L)                                                     5.375      02-15-31      AAA           46,420      53,760,163
Bond (L)                                                     5.250      11-15-28      AAA           11,995      13,461,113
Inflation Indexed Bond (L)                                   3.375      04-15-32      AAA            5,029       6,847,783
Inflation Indexed Note (L)                                   2.000      07-15-14      AAA            6,843       7,081,862
Note (L)                                                     4.125      05-15-15      AAA              935         944,058
Note (L)                                                     4.000      02-15-15      AAA           22,155      22,103,069
Note (L)                                                     3.875      02-15-13      AAA           14,900      14,908,150

Government U.S. Agency 31.50%                                                                                  369,928,490
Federal Home Loan Bank,
Bond                                                         4.600      04-11-08      AAA            5,380       5,420,199
Bond                                                         4.500      04-11-08      AAA            3,065       3,078,314
Bond                                                         4.250      03-24-08      AAA            3,345       3,334,002
Bond                                                         4.250      05-16-08      AAA            3,065       3,075,044
Bond                                                         3.730      01-04-08      AAA            4,250       4,221,448
Note                                                         4.300      05-05-08      AAA            6,020       6,048,553
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                          4.500      04-01-18      AAA            3,573       3,564,239
15 Yr Pass Thru Ctf                                          4.500      05-01-19      AAA            5,408       5,388,419
15 Yr Pass Thru Ctf                                          4.500      08-01-19      AAA            3,886       3,872,338
20 Yr Pass Thru Ctf                                         11.250      01-01-16      AAA               93         101,065
30 Yr Pass Thru Ctf                                          6.000      08-01-34      AAA           18,303      18,808,393
30 Yr Pass Thru Ctf                                          6.000      09-01-34      AAA              894         919,120
30 Yr Pass Thru Ctf (M)                                      6.000      02-01-35      AAA            2,060       2,117,353
30 Yr Pass Thru Ctf                                          5.000      08-01-33      AAA           11,368      11,370,553
CMO REMIC 2640-WA                                            3.500      03-15-33      AAA            1,948       1,904,563
CMO REMIC 2754-PC                                            5.000      12-15-28      AAA            9,815       9,967,991
CMO REMIC 2836-QD                                            5.000      09-15-27      AAA            6,360       6,476,405
CMO REMIC 2901-UB                                            5.000      03-15-33      AAA            7,425       7,425,108
CMO REMIC 2929-PE                                            5.000      05-15-33      AAA            4,040       4,033,057

See notes to
financial statements.


22


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Government U.S. Agency (continued)
Federal Home Loan Mortgage Corp., (continued)
Med Term Note                                                4.300%     09-24-08      AAA           $5,980      $6,013,655
Med Term Note                                                4.250      03-28-08      AAA            5,790       5,797,533
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                          9.000      06-01-10      AAA            1,158       1,283,298
15 Yr Pass Thru Ctf                                          7.500      02-01-08      AAA              110         113,933
15 Yr Pass Thru Ctf                                          7.000      09-01-10      AAA              224         236,373
15 Yr Pass Thru Ctf                                          7.000      04-01-17      AAA              905         951,595
15 Yr Pass Thru Ctf                                          7.000      06-01-17      AAA              215         226,918
15 Yr Pass Thru Ctf                                          6.000      11-01-34      AAA            1,639       1,685,443
15 Yr Pass Thru Ctf                                          5.000      01-01-18      AAA           10,769      10,901,923
15 Yr Pass Thru Ctf                                          5.000      05-01-18      AAA           20,152      20,400,563
15 Yr Pass Thru Ctf                                          5.000      06-01-18      AAA              165         167,377
15 Yr Pass Thru Ctf                                          5.000      08-01-19      AAA           11,748      11,892,730
15 Yr Pass Thru Ctf                                          5.000      09-01-19      AAA              250         253,285
15 Yr Pass Thru Ctf                                          5.000      10-01-19      AAA           23,425      23,712,454
15 Yr Pass Thru Ctf                                          5.000      11-01-19      AAA              456         461,610
15 Yr Pass Thru Ctf                                          4.500      05-01-18      AAA           10,352      10,328,186
15 Yr Pass Thru Ctf (M)                                      4.500      06-01-18      AAA            5,595       5,568,771
15 Yr Pass Thru Ctf                                          4.500      10-01-18      AAA           21,237      21,186,561
30 Yr Pass Thru Ctf                                          6.500      09-01-34      AAA            2,891       3,005,575
30 Yr Pass Thru Ctf                                          6.500      01-01-35      AAA            7,716       8,020,742
30 Yr Pass Thru Ctf                                          6.500      02-01-35      AAA            1,837       1,909,607
30 Yr Pass Thru Ctf                                          6.000      08-01-34      AAA            5,411       5,560,728
30 Yr Pass Thru Ctf                                          5.500      04-01-33      AAA            1,794       1,827,420
30 Yr Pass Thru Ctf (M)                                      5.500      06-01-33      AAA           11,890      12,049,778
30 Yr Pass Thru Ctf (M)                                      5.000      06-15-35      AAA            6,800       6,793,622
30 Yr Pass Thru Ctf                                          5.000      07-01-33      AAA            5,915       5,921,228
Bond (L)                                                     3.875      02-01-08      AAA            5,860       5,836,513
CMO REMIC 2003-17-QT                                         5.000      08-25-27      AAA           13,365      13,484,875
CMO REMIC 2003-33-AC                                         4.250      03-25-33      AAA            1,627       1,614,851
CMO REMIC 2003-49-JE                                         3.000      04-25-33      AAA            4,429       4,208,084
CMO REMIC 2003-58-AD                                         3.250      07-25-33      AAA            4,455       4,309,319
CMO REMIC 2003-63-PE                                         3.500      07-25-33      AAA            3,419       3,307,416
Note (L)                                                     5.000      04-19-10      AAA            4,765       4,819,488
Note                                                         4.450      10-12-07      AAA            2,925       2,934,682
Note (L)                                                     4.300      05-05-08      AAA           11,980      12,028,040
Note                                                         4.000      03-10-08      AAA            5,870       5,872,313
Financing Corp.,
Bond                                                        10.350      08-03-18      AAA            3,545       5,535,223
Bond                                                         9.400      02-08-18      AAA           19,085      27,795,146
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                         10.500      01-15-16      AAA               25          29,431
30 Yr Pass Thru Ctf                                         10.000      06-15-20      AAA               51          57,894
30 Yr Pass Thru Ctf                                         10.000      11-15-20      AAA               17          19,995
30 Yr Pass Thru Ctf                                         10.000      03-15-25      AAA               11          13,674

See notes to
financial statements.


23


FINANCIAL STATEMENTS

                                                          Interest      Maturity      Credit     Par value
Issuer, description                                           rate      date          rating (A)     (000)           Value
Government U.S. Agency (continued)
Government National Mortgage Assn., (continued)
30 Yr Pass Thru Ctf                                          9.500%     11-15-19      AAA               $8          $9,143
30 Yr Pass Thru Ctf                                          9.500      03-15-20      AAA               38          42,917
30 Yr Pass Thru Ctf                                          9.500      06-15-20      AAA               12          14,086
30 Yr Pass Thru Ctf                                          9.500      12-15-20      AAA               61          68,375
30 Yr Pass Thru Ctf                                          9.500      01-15-21      AAA               60          67,233
30 Yr Pass Thru Ctf                                          9.500      05-15-21      AAA               23          25,793
30 Yr Pass Thru Ctf                                          6.000      12-20-33      AAA            5,784       5,969,644
30 Yr Pass Thru Ctf                                          5.500      10-15-33      AAA            1,942       1,985,859
30 Yr Pass Thru Ctf                                          5.000      11-15-33      AAA            1,263       1,274,738
CMO REMIC 2003-42-XA                                         3.750      05-16-33      AAA            1,233       1,206,686

                                                                                      Interest   Par value
Issuer, description, maturity date                                                    rate           (000)           Value
Short-term investments 1.45%                                                                                   $17,029,000
(Cost $17,029,000)

Joint Repurchase Agreement 1.45%                                                                                17,029,000
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 5-31-05 due
6-1-05 (secured by U.S. Treasury Inflation Indexed
Bond 3.625% due 4-15-28 and U.S. Treasury
Inflation Indexed Note 2.000% due 1-15-14)                                            2.970%       $17,029      17,029,000

Total investments 97.97%                                                                                    $1,150,658,102

Other assets and liabilities, net 2.03%                                                                        $23,787,422

Total net assets 100.00%                                                                                    $1,174,445,524



Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment. (L) All or a portion of this security is on loan as of May 31, 2005.

(M) These securities having an aggregate value of $29,958,063, or 2.55% of the Fund's net assets, have been purchased as a forward commitment -- that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $30,714,123 of Federal National Mortgage Assn., 4.500%, 10-1-18 and Financing Corp., 9.400%, 02-08-18 has been segregated to cover

See notes to
financial statements.

FINANCIAL STATEMENTS

(N) These securities having an aggregate value of $4,083,990 or 0.35% of the Fund's net assets, have been purchased on a when issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $4,179,831 of Financing Corp., 9.400%, 02-08-18 has been segregated to cover the when issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on May 31, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $97,801,459 or 8.33% of the Fund's net assets as of May 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $1,127,703,710)
including $199,158,452 of securities loaned                    $1,150,658,102
Cash                                                                   67,467
Cash segregated for futures contracts                                 428,450
Receivable for investments sold                                    52,695,130
Receivable for shares sold                                            207,570
Dividends and interest receivable                                  13,484,116
Other assets                                                          126,040

Total assets                                                    1,217,666,875

Liabilities
Payable for investments purchased                                  40,289,195
Payable for shares repurchased                                      1,014,966
Dividends payable                                                     612,438
Payable for futures variation margin                                  219,094
Payable to affiliates
Management fees                                                       513,451
Distribution and service fees                                          75,656
Other                                                                 244,292
Other payables and accrued expenses                                   252,259

Total liabilities                                                  43,221,351

Net assets
Capital paid-in                                                 1,165,354,424
Accumulated net realized loss on investments
and financial futures contracts                                   (13,296,393)
Net unrealized appreciation of investments
and financial futures contracts                                    22,616,155
Distributions in excess of net investment income                     (228,662)

Net assets                                                     $1,174,445,524

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($1,012,361,626 [DIV] 66,179,516 shares)                       $15.30
Class B ($127,778,863 [DIV] 8,353,136 shares)                          $15.30
Class C ($28,486,467 [DIV] 1,862,221 shares)                           $15.30
Class I ($5,487,886 [DIV] 358,789 shares)                              $15.30
Class R ($330,682 [DIV] 21,617 shares)                                 $15.30

Maximum offering price per share
Class A 1 ($15.30 [DIV] 95.5%)                                         $16.02

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                          $65,012,998
Dividends                                                             933,173
Securities lending                                                    275,103

Total investment income                                            66,221,274

Expenses
Investment management fees                                          6,063,109
Class A distribution and service fees                               3,093,075
Class B distribution and service fees                               1,463,300
Class C distribution and service fees                                 301,808
Class R distribution and service fees                                     444
Class A, B and C transfer agent fees                                1,976,230
Class I transfer agent fees                                             2,458
Class R transfer agent fees                                               428
Accounting and legal services fees                                    287,574
Printing                                                              247,715
Custodian fees                                                        228,235
Miscellaneous                                                         209,789
Registration and filing fees                                           73,616
Professional fees                                                      73,275
Trustees' fees                                                         36,970
Interest                                                               11,626
Securities lending fees                                                10,809

Total expenses                                                     14,080,461
Less expense reductions                                              (122,037)

Net expenses                                                       13,958,424

Net investment income                                              52,262,850

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                        10,930,002
Financial futures contracts                                        (5,370,005)

Change in net unrealized appreciation (depreciation) of
Investments                                                        24,697,282
Financial futures contracts                                           (75,164)

Net realized and unrealized gain                                   30,182,115

Increase in net assets from operations                            $82,444,965

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                         Year             Year
                                                        ended            ended
                                                      5-31-04          5-31-05
Increase (decrease) in net assets
From operations

Net investment income                             $59,769,750      $52,262,850
Net realized gain                                  21,738,223        5,559,997
Change in net unrealized
appreciation (depreciation)                       (79,633,191)      24,622,118

Increase in net assets resulting
from operations                                     1,874,782       82,444,965

Distributions to shareholders
From net investment income
Class A                                           (54,665,922)     (49,122,496)
Class B                                            (8,303,883)      (5,941,309)
Class C                                            (1,569,152)      (1,227,067)
Class I                                              (439,075)        (254,528)
Class R                                                (3,991)          (8,053)
                                                  (64,982,023)     (56,553,453)
From Fund share transactions                     (169,382,863)     (98,851,379)

Net assets
Beginning of period                             1,479,895,495    1,247,405,391

End of period 1                                $1,247,405,391   $1,174,445,524

1 Includes distributions in excess of net investment income of $785,769 and $228,662, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $13.93      $14.69        $14.71    $15.69    $14.98
Net investment income 3                                   0.92        0.82          0.72      0.70      0.67
Net realized and unrealized
gain (loss) on investments                                0.76        0.06          1.02     (0.65)     0.38
Total from
investment operations                                     1.68        0.88          1.74      0.05      1.05
Less distributions
From net investment income                               (0.92)      (0.86)        (0.76)    (0.76)    (0.73)
Net asset value, end of period                          $14.69      $14.71        $15.69    $14.98    $15.30
Total return 4 (%)                                       12.38        6.10         12.26      0.31      7.11 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                           $1,140      $1,144        $1,192    $1,047    $1,012
Ratio of expenses
to average net assets (%)                                 1.12        1.11          1.12      1.09      1.05
Ratio of adjusted expenses
to average net assets 6 (%)                                 --          --            --        --      1.06
Ratio of net investment income
to average net assets (%)                                 6.38        5.51          4.84      4.55      4.41
Portfolio turnover (%)                                     235         189           273       241       139

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $13.93      $14.69        $14.71    $15.69    $14.98
Net investment income 3                                   0.83        0.72          0.62      0.59      0.57
Net realized and unrealized
gain (loss) on investments                                0.76        0.06          1.02     (0.65)     0.37
Total from
investment operations                                     1.59        0.78          1.64     (0.06)     0.94
Less distributions
From net investment income                               (0.83)      (0.76)        (0.66)    (0.65)    (0.62)
Net asset value, end of period                          $14.69      $14.71        $15.69    $14.98    $15.30
Total return 4 (%)                                       11.64        5.37         11.48     (0.39)     6.37 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $218        $236          $233      $164      $128
Ratio of expenses
to average net assets (%)                                 1.78        1.81          1.82      1.79      1.75
Ratio of adjusted expenses
to average net assets 6 (%)                                 --          --            --        --      1.76
Ratio of net investment income
to average net assets (%)                                 5.71        4.81          4.15      3.84      3.70
Portfolio turnover (%)                                     235         189           273       241       139

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $13.93      $14.69        $14.71    $15.69    $14.98
Net investment income 3                                   0.82        0.72          0.62      0.59      0.57
Net realized and unrealized
gain (loss) on investments                                0.76        0.06          1.02     (0.64)     0.37
Total from
investment operations                                     1.58        0.78          1.64     (0.05)     0.94
Less distributions
From net investment income                               (0.82)      (0.76)        (0.66)    (0.66)    (0.62)
Net asset value, end of period                          $14.69      $14.71        $15.69    $14.98    $15.30
Total return 4 (%)                                       11.60        5.36         11.48     (0.39)     6.37 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $26         $44           $45       $32       $28
Ratio of expenses
to average net assets (%)                                 1.82        1.81          1.82      1.79      1.75
Ratio of adjusted expenses
to average net assets 6 (%)                                 --          --            --        --      1.76
Ratio of net investment income
to average net assets (%)                                 5.66        4.81          4.15      3.84      3.71
Portfolio turnover (%)                                     235         189           273       241       139

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES


Period ended                                           5-31-02 1,2,7   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $14.96          $14.71    $15.69    $14.98
Net investment income 3                                   0.66            0.78      0.76      0.73
Net realized and unrealized
gain (loss) on investments                               (0.21)           1.02     (0.64)     0.38
Total from
investment operations                                     0.45            1.80      0.12      1.11
Less distributions
From net investment income                               (0.70)          (0.82)    (0.83)    (0.79)
Net asset value, end of period                          $14.71          $15.69    $14.98    $15.30
Total return 4 (%)                                        3.04 8         12.71      0.78      7.55

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 9            $9        $5        $5
Ratio of expenses
to average net assets (%)                                 0.68 10         0.72      0.63      0.65
Ratio of net investment income
to average net assets (%)                                 5.94 10         5.23      4.98      4.82
Portfolio turnover (%)                                     189             273       241       139

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS R SHARES

Period ended                                           5-31-04 7   5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $14.93      $14.98
Net investment income 3                                   0.54        0.67
Net realized and unrealized
gain on investments                                       0.10        0.36
Total from
investment operations                                     0.64        1.03
Less distributions
From net investment income                               (0.59)      (0.71)
Net asset value, end of period                          $14.98      $15.30
Total return 4 (%)                                        4.30 8      7.02

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 9        -- 9
Ratio of expenses
to average net assets (%)                                 1.38 10     1.12
Ratio of net investment income
to average net assets (%)                                 4.40 10     4.44
Portfolio turnover (%)                                     241         139

 1 Audited by previous auditor.

 2 As required, effective June 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total return would have been lower had certain expenses not been reduced during the period shown.

 6 Does not take into effect expense reductions during the period shown.

 7 Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

 8 Not annualized.

 9 Less than $500,000.

10 Annualized.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less, may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when issued" or "forward delivery" basis, which means that the securities will be delivered to the

Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At May 31, 2005, the Fund loaned securities having a market value of $199,158,452 collateralized by securities in the amount of $203,188,482. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On May 31, 2005, the Fund had depos ited $428,450 in a seg regated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on May 31, 2005:

                             NUMBER OF
OPEN CONTRACTS               CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
-----------------------------------------------------------------------------
U.S. 5-Year Treasury Note    779         Short      Sept 05          $338,237


Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,063,576 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2009 -- $13,027,799 and May 31, 2010 -- $35,777.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During a year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $64,982,023. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $56,553,453. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2005, the components of distributable earnings on a tax basis included $483,210 of distributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the

Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35%
of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, and 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $540,935 with regard to sales of Class A shares. Of this amount, $59,938 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $190,546 was paid as sales commissions to unrelated broker-dealers and $290,451 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $880 with regard to sales of Class C shares. Of this amount, $842 was paid as sales commissions to unrelated broker-dealers and $38 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2005, CDSCs received by JH Funds amounted to $303,638 for

Class B shares and $1,812 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ('Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of Class R average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $122,037 during the year ended May 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $287,574. The Fund also paid the Adviser the amount of $2,267 for certain publishing services, included in the printing fees.

The Adviser owned 6,698 Class R shares of beneficial interest of the Fund on May 31, 2005.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04            Year ended 5-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       5,824,845     $89,554,899     3,279,955     $49,959,779
Distributions reinvested   2,910,959      44,557,244     2,672,659      40,683,038
Repurchased              (14,853,151)   (227,944,897)   (9,645,735)   (146,767,346)
Net decrease              (6,117,347)   ($93,832,754)   (3,693,121)   ($56,124,529)

Class B shares
Sold                         965,793     $14,845,807       907,288     $13,835,452
Distributions reinvested     387,561       5,934,167       288,388       4,387,875
Repurchased               (5,237,216)    (80,229,304)   (3,802,719)    (57,917,391)
Net decrease              (3,883,862)   ($59,449,330)   (2,607,043)   ($39,694,064)

Class C shares
Sold                         348,423      $5,328,454       185,685      $2,833,152
Distributions reinvested      77,945       1,193,806        62,307         948,006
Repurchased               (1,184,766)    (18,155,936)     (520,133)     (7,914,164)
Net decrease                (758,398)   ($11,633,676)     (272,141)    ($4,133,006)

Class I shares
Sold                          88,680      $1,370,545       117,767      $1,798,813
Distributions reinvested      28,118         430,842        16,220         246,932
Repurchased                 (413,475)     (6,370,177)      (76,918)     (1,174,259)
Net increase (decrease)     (296,677)    ($4,568,790)       57,069        $871,486

Class R shares
Sold                           6,806        $101,687        14,967        $231,110
Distributions reinvested          --              --            73           1,116
Repurchased                       --              --          (229)         (3,492)
Net increase                   6,806        $101,687        14,811        $228,734

Net decrease             (11,049,478)  ($169,382,863)   (6,500,425)   ($98,851,379)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2005, aggregated $1,304,011,226 and $1,367,879,307, respectively.

Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $340,345,781 and $360,193,689, respectively, during the year ended May 31, 2005.

The cost of investments owned on May 31, 2005, including short-term investments, for federal income tax purposes, was $1,133,388,493. Gross unrealized appreciation and depreciation of investments aggregated $33,133,661 and $15,864,052, respectively, resulting in net unrealized appreciation of $17,269,609. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums.

Note E
Reclassification
of accounts

During the year ended May 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $3,842,328, a decrease in distributions in excess of net investment income of $4,847,710 and a decrease in capital paid-in of $1,005,382. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and amortization of premium. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 53,065,023 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                           WITHHELD
                                        FOR               AUTHORITY
-------------------------------------------------------------------
James F. Carlin                         52,367,543          697,480
Richard P. Chapman, Jr.                 52,363,292          701,731
William H. Cunningham                   52,341,107          723,916
Ronald R. Dion                          52,367,543          697,480
Charles L. Ladner                       52,364,862          700,161
Dr. John A. Moore                       52,383,363          681,660
Patti McGill Peterson                   52,332,355          732,668
Steven R. Pruchansky                    52,347,075          717,948
James A. Shepherdson*                   52,377,884          687,139

* Mr. James A. Shepherdson resigned effective July 15, 2005.

AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the "Fund") at May 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before May 31, 2002, were audited by other independent auditors, whose report dated July 5, 2002, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2005.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2005, 0.17% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             2004                51
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 2005                51
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       1975                51
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           2005                51
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


43

Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               2005                51
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  2005                51
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College; Director, Boston Municipal Research Bureau; Member
of the Advisory Board, Carroll Graduate School of Management
at Boston College.

John A. Moore, 2 Born: 1939                                                                 1996                51
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                51
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            2005                51
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).


44



Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC. ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; Director, Chairman and
President, NM Capital Management, Inc. (NM Capital); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); Executive
Vice President, John Hancock Funds, LLC (until 2005).

William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Greater China Opportunities Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund
                        Technology Leaders Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                           Express mail:
            John Hancock                            John Hancock
            Signature Services, Inc.                Signature Services, Inc.
            1 John Hancock Way, Suite 1000          Mutual Fund Image Operations
            Boston, MA 02217-1000                   529 Main Street
                                                    Charlestown, MA 02129

Phone       Customer service representatives        1-800-225-5291
            24-hour automated information           1-800-338-8080
            TDD line                                1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Bond Fund.


2100A  5/05
       7/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, May 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $37,300 for the fiscal year ended May 31, 2004 and $39,200 for the fiscal year ended May 31, 2005. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $4,700 for the fiscal year ended May 31, 2004 and $4,900 for the fiscal year ended May 31, 2005. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended May 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $10,700 for the fiscal year ended May 31, 2004, and $117,362 for the fiscal year ended May 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds
- Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(3) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /S/ William H. King
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005